FORUM FUNDS (the “Trust”)

AUXIER FOCUS FUND (the “Fund”)

Supplement dated February 21, 2014 to the Prospectus dated November 1, 2013

The section entitled “Purchase and Sale of Fund Shares” on page 6 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem shares directly from the Fund by calling (877) 3-AUXIER or (877) 328-9437 (toll free) or writing to the Fund at Auxier Focus Fund, P.O. Box 588, Portland, Maine 04112. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
Standard Accounts Retirement Accounts	$100,000 $100,000	None None
Investor Shares
Standard Accounts Retirement Accounts	$5,000 $3,000	$50 $50
A Shares
Standard Accounts Retirement Accounts	$2,000 $2,000	$50 $50

The table in the section entitled “Choosing a Share Class” on page 17 of the Prospectus is hereby deleted in its entirety and replaced with the following:

	Institutional Shares	Investor Shares	A Shares
Minimum Initial Investment	$100,000	$5,000	$2,000
Sales Charges	None	None	up to 5.75%
Rule 12b-1 Distribution Fees	None	None	up to 0.25%

The subsection “Minimum Investments” in the section entitled “Buying Shares” on page 20 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Minimum Investments. The Fund accepts minimum investments in the following minimum amounts:

	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
Standard Accounts Retirement Accounts	$100,000 $100,000	None None
Investor Shares
Standard Accounts Retirement Accounts	$5,000 $3,000	$50 $50
A Shares
Standard Accounts Retirement Accounts	$2,000 $2,000	$50 $50

204-PSA-0214

The Fund reserves the right to waive minimum investment amounts, if deemed appropriate by an officer of the Trust.

Registered investment advisers and financial planners may be permitted to aggregate the value of accounts in order to meet minimum investment amounts.

For more information, please contact a Fund customer service representative toll free at (877) 328-9437.

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PLEASE RETAIN FOR FUTURE REFERENCE